SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 13:-	SHAREHOLDERS' EQUITY

a.	The Company's share capital consisted of the following as of December 31, 2022 and 2021:

	Authorized		Outstanding
	December 31,		December 31,
	2022	2021	2022	2021
	Number of shares

Ordinary shares of NIS 0.04 par value each	$200,000,000	$200,000,000	$34,507,303	$34,473,070

b.	Ordinary shares:

Ordinary shares confer on their holders voting rights and the right to receive dividends.

c.	Dividends:

In February 2020 the Company revised its dividend policy so that cash dividend will be distributed up to 50% of the year to date reported net income attributable to controlling interest less any amounts already paid as dividend for the respective period, provided that such calculated dividend is not less than $0.10. Any dividend payment is subject to approval by the Company’s board of directors.

Pursuant to the above policy the Company paid a total amount of $8,625 and $10,681 in 2022 and 2021, respectively, of dividend mostly out of its non-tax exempt profit under the beneficiary enterprise (see also note 12).

d.	Compensation plan:

On January 1, 2011, the Board of Directors adopted the Caesarstone Ltd 2011 Incentive Compensation Plan (the “2011 Plan”) pursuant to which non-employee directors, officers, employees and consultants may receive stock options and RSUs exercisable for ordinary shares, if certain conditions are met. Under the plan the Company can grant up to 3,275,000 ordinary shares. On September 17, 2020 the Board of Directors adopted Caesarstone Ltd 2020 Share incentive plan (the “2020 Plan”). Under the 2020 Plan up to 2,500,000 ordinary shares may be granted. In addition, any shares that remain available for issuance under the 2011 Plan, as of the Effective Date, which shall not exceed 1,000,000 Shares, may also be granted under the 2020 Plan.

As of December 31, 2022, there were 1,621,037 options and restricted stock units (RSUs) outstanding under the Plans and 2,029,913 shares available or reserved for future issuance under the plan.

As of December 31, 2022, there was $2,173 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted to employees and directors under the Plan. That cost is expected to be recognized over a weighted-average period of 2.8 years.

The following is a summary of activities relating to the Company’s stock options granted to employees under the Company’s plan during the year ended December 31, 2022:

	Number of options	Weighted average exercise price	Aggregate intrinsic value

Outstanding - beginning of the year	1,600,575	16.87	47
Granted	233,100	10.27
Exercised	-	-
Forfeited	(287,525)	21.74

Outstanding - end of the year	1,546,150	14.58	-

Options exercisable at the end of the year	839,013	16.94	-

Vested and expected to vest	839,013	16.94	-

The weighted average fair value of options granted during 2022, 2021 and 2020 was $3.8, $5.2 and $4.9 per option. The weighted average fair value of options vested during 2022, 2021 and 2020 was $12.30, $14.07 and $8.32 per option. The intrinsic value of options exercised during 2022, 2021 and 2020 was $0, $0 and $0.

The intrinsic value of exercisable options (the difference between the Company’s closing share price on the last trading day in fiscal year 2022 and the average exercise price of in-the-money options, multiplied by the number of in-the-money options) included above represents the amount that would have been received by the option holders had all option holders exercised their options on December 31, 2022. This amount changes based on the fair market value of the Company’s ordinary shares.

The following is a summary of activities relating to the Company’s RSUs granted to employees under the Plan during the year ended December 31, 2022:

	Number of RSUs	Weighted average fair value	Aggregate intrinsic value

Outstanding - end of the year	83,228	13.92	940
Granted	34,965	9.25
Exercised	(34,298)	14.79
Forfeited	(9,008)	5.38

Outstanding - end of the year	74,887	12.17	428

RSUs exercisable at the end of the year	-	-	-

Vested and expected to vest	74,887	12.17	428

The awards outstanding as of December 31, 2022 have been separated into ranges of exercise price, as follows:

	Awards outstanding			Awards exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price per share	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price

$0.01 (RSUs)	74,887	5.75	$0.01	-	-	$-
$6.9-9.5	200,100	6.49	$8.59	4,000	4.35	$9.48
$10.2-19.7	1,180,050	4.03	$13.59	669,013	3.41	$14.04
$20.3-30.2	128,000	1.59	$26.98	128,000	1.59	$26.98
$31.5-41.5	38,000	0.23	$34.95	38,000	0.23	$34.95

	1,621,037			839,013

Compensation expenses related to options and RSUs granted were recorded in the consolidated statements of operations, as follows:

	December 31,
	2022	2021

Cost of revenues	$315	$321
Research and development expenses	69	89
Marketing and selling expenses	201	269
General and administrative expenses	917	1,167

Total	$1,502	$1,846